Acquisitions (Tables)	12 Months Ended
Jan. 31, 2022
Disclosure of detailed information about business combination [abstract]
Disclosure of fair value of the acquired assets and liabilities assumed [Table Text Block]

Assets acquired by the Company:
Cash	$3,448
Prepaid expenses	1,125
Liabilities assumed by the Company:
Accounts payable and accrued liabilities	(19,127)
Loans payable	(107,525)
Net liabilities assumed	(122,079)
Fair value of shares issued	(1,367,992)
Loss on acquisition	$(1,490,071)